Subsequent Events	6 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

In January 2026, the Company completed a private placement offering, raising gross proceeds of $14.2 million through the issuance of 284,000,000 Class A common shares. As of April 2, 2026, the full subscription amount has been received. Of the total shares authorized for issuance, 221,376,987 shares have been issued, while the remaining 62,623,013 shares are yet to be issued to certain investors.

On January 12, 2026, Qi Zhi (Xiamen) Certification Co., Ltd. was dissolved and deregistered.